SENIOR CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended
	Nov. 30, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Estimate Of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Investment Bank of Greece [Member]	Jul. 02, 2012 Senior Convertible 7% Notes [Member]	May 22, 2012 Senior Convertible 7% Notes [Member]	Oct. 13, 2009 Senior Convertible 7% Notes [Member]	Dec. 31, 2012 Senior Convertible 7% Notes [Member]	Dec. 31, 2011 Senior Convertible 7% Notes [Member]	Dec. 31, 2010 Senior Convertible 7% Notes [Member]	Dec. 31, 2012 Senior Convertible 7% Notes [Member] Investment Bank of Greece [Member]	Dec. 31, 2012 Senior Convertible 4.5% Notes [Member]
Senior Convertible Notes [Line Items]
Proceeds from senior convertible 7% notes, net										$ 145,000					$ 50,000
Debt Instrument, Interest Rate, Stated Percentage		4.50%			4.50%	4.50%				7.00%				7.00%	4.50%
Debt Instrument, Convertible, Conversion Price										$ 9.00
Debt Conversion, Converted Instrument, Amount	20,000							124,900		20,000
Debt Conversion, Converted Instrument, Shares Issued	2,220,000								264,900,000
Long-term Debt, Gross														100
Class of Warrant or Right, Outstanding							416,667
Class of Warrant or Right, Exercise Price of Warrants or Rights							24.00
Contra Liability							100,536
Debt Instrument, Convertible, Beneficial Conversion Feature											71,561	8,161	5,942
Convertible Debt, Current											100	125,000
Arithmetic Average Of Daily Volume Weighted Average Price															80.00%
Consecutive Trading Days On Interest Payment											30 days
Debt Instrument, Interest Rate During Period															6.50%
Debt Instrument Portion Of Principal Amount		1
Percentage Of Outstanding Principal Amount		100.00%
Loss on extinguishment of convertible notes		293,109	0	0
Aggregate Indebtedness					$ 62,500